PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

During the six months ended June 30, 2024 and 2023, the Company acquired computers and office equipment totaling $0 and $3,519, respectively. Depreciation for the six months ended June 30, 2024 and 2023 was $1,749 and $6,082, respectively. On May 15, 2024, the Company disposed of $119,819 of equipment to Epiq Scripts, a related party, in an arm’s length transaction. The equipment was sold for $65,000, realizing a loss on sale of assets of $18,837. Total net property, plant and equipment was $3,313 and $96,129, as of June 30, 2024 and December 31, 2023, respectively. The below schedule shows property, plant and equipment as of:

	June 30, 2024	December 31, 2023

Computers	5,062	5,062
Equipment	119,819	119,819
Less accumulated depreciation:	(1,749)	(28,752)
Disposed equipment	(119,819)	119,819
Property and equipment, net	3,313	96,129

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

During the year ended December 31, 2023, the Company acquired computers and office equipment totaling $3,519. Depreciation for the year ended December 31, 2023 and 2022 was $24,889 and $3,863, respectively. Total net property, plant and equipment was $96,129 and $117,499, as of December 31, 2023 and 2022, respectively.

	December 31, 2023	December 31, 2022

Computers	5,062	5,062
Equipment	119,819	116,300
Less accumulated depreciation:	(28,752)	(3,863)
Property and equipment, net	96,129	117,499